Commitments and Contingencies - Additional Information (Detail)			1 Months Ended			4 Months Ended	12 Months Ended
	Oct. 01, 2019 USD ($)	Feb. 27, 2017 USD ($)	Mar. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2017 USD ($) Claims Phase	Dec. 31, 2016 USD ($) Claims
Loss Contingencies [Line Items]
Operating lease termination description							Effective February 27, 2017, Evofem Inc. entered into a lease termination agreement (the UTC Lease Termination), with Cosmederm and the landlord for the UTC Lease. In exchange for being relieved of all further obligations under the UTC Lease, Cosmederm agreed to (i) pay an early termination fee of approximately $0.1 million (the Early Termination Fee) and (ii) surrender the security deposit of $17,000.
Surrendered lease security deposit		$ 17,000
Operating lease termination fee payment			$ 55,000
Lessor, Operating Lease, Renewal Term							5 years
Operating Leases Number Of Renewal Options For Extended Terms | Phase							2
Periodic release of security deposit							$ 5,000
Reimbursement for leasehold improvements					$ 200,000
Restricted cash							490,000	$ 550,000
Rent Expense							$ 500,000	$ 400,000
Loss Contingency | Claims							0	0
accrued sublicense fees							$ 2,000,000	$ 3,010,000
Securities Deposit
Loss Contingencies [Line Items]
Restricted cash							400,000	400,000
Woman Care Global International
Loss Contingencies [Line Items]
Periodic release of security deposit							$ 2,500
Percentage of sublease							25.00%
Security deposit by sublease							$ 200,000	200,000
Sublease income as a reduction of rent expense							200,000	400,000
Woman Care Global International | Sublicense Agreement
Loss Contingencies [Line Items]
Upfront license payment				$ 10,000,000
Maximum milestone license payment				$ 32,000,000
accrued sublicense fees							2,000,000	3,000,000
accrued interest expense on unpaid sublicense fees							77,000	15,000
Deposit Liabilities, Accrued Interest							15,000
Woman Care Global International | Initial Payment
Loss Contingencies [Line Items]
Security deposit by sublease							300,000
Woman Care Global International | Accrued Liabilities
Loss Contingencies [Line Items]
Security deposit by sublease							$ 30,000
Woman Care Global International | Other Noncurrent Liabilities
Loss Contingencies [Line Items]
Security deposit by sublease								200,000
Scenario Forecast
Loss Contingencies [Line Items]
Periodic release of security deposit						$ 66,000
Scenario Forecast | Woman Care Global International
Loss Contingencies [Line Items]
Periodic release of security deposit						$ 33,000
Scenario Forecast | Woman Care Global International | Sublicense Agreement
Loss Contingencies [Line Items]
Annual Sublicense fees	$ 5,000,000
Selling, General and Administrative Expenses
Loss Contingencies [Line Items]
Early lease termination fee		$ (100,000)
Research And Development Costs | Woman Care Global International | Sublicense Agreement
Loss Contingencies [Line Items]
Sublicense fees								$ 6,000,000